Supplemental Oil and Gas Disclosures - Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2017 MMBoe MMcf MMBbls	Dec. 31, 2016 MMBoe MMcf MMBbls	Dec. 31, 2015 MMBoe MMcf MMBbls	Dec. 31, 2014 MMBoe MMcf MMBbls
Reserve Quantities [Line Items]
Revisions	(21.8)	(49)	(209)
Computation Of Oil Natural Gas And Ngl Reserves	Natural gas reserves are computed at 14.73 pounds per square inch absolute and 60 degrees Fahrenheit
Oil [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates | MMBbls	4.7	(3.8)	(31.9)
Proved Developed and Undeveloped Reserves, Net | MMBbls	263.7	174.6	142.7	130.8
Proved Developed and Undeveloped Reserves, Sales of Minerals in Place | MMBbls	(1.7)	(5.5)	(0.0)
Proved Developed and Undeveloped Reserves, Extensions, Discoveries, and Additions | MMBbls	86.7	54.9	17.1
Proved Developed and Undeveloped Reserves, Production | MMBbls	(22.4)	(15.3)	(13.1)
Proved Developed and Undeveloped Reserves, Purchases of Minerals in Place | MMBbls	21.8	1.6	39.8
Proved Undeveloped Reserve (Volume) | MMBbls	133.4	90.2	59.7
Proved Developed Reserves (Volume) | MMBbls	130.3	84.4	83.0
Natural Gas
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates | MMcf	(8,400)	(50,200)	(624,600)
Proved Developed and Undeveloped Reserves, Net | MMcf	591,000	734,500	2,190,200	3,149,600
Proved Developed and Undeveloped Reserves, Sales of Minerals in Place | MMcf	(312,500)	(1,505,900)	(380,300)
Proved Developed and Undeveloped Reserves, Extensions, Discoveries, and Additions | MMcf	194,500	214,600	116,900
Proved Developed and Undeveloped Reserves, Production | MMcf	(75,900)	(118,600)	(277,000)
Proved Developed and Undeveloped Reserves, Purchases of Minerals in Place | MMcf	58,800	4,400	205,600
Proved Undeveloped Reserve (Volume) | MMcf	269,800	294,200	572,000
Proved Developed Reserves (Volume) | MMcf	321,200	440,200	1,618,200
Natural Gas Liquids
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, Revisions of Previous Estimates | MMBbls	(1.1)	(2.9)	(14.0)
Proved Developed and Undeveloped Reserves, Net | MMBbls	74.0	49.5	75.3	70.8
Proved Developed and Undeveloped Reserves, Sales of Minerals in Place | MMBbls	(0.8)	(38.3)	(0.0)
Proved Developed and Undeveloped Reserves, Extensions, Discoveries, and Additions | MMBbls	23.6	19.8	5.1
Proved Developed and Undeveloped Reserves, Production | MMBbls	(5.0)	(4.8)	(7.3)
Proved Developed and Undeveloped Reserves, Purchases of Minerals in Place | MMBbls	7.8	0.4	20.7
Proved Undeveloped Reserve (Volume) | MMBbls	35.2	25.4	25.8
Proved Developed Reserves (Volume) | MMBbls	38.8	24.1	49.5
All products
Reserve Quantities [Line Items]
Beginning Balance	436.2	346.4	583.0	726.6
Revisions	(2.3)	(15.2)	(150.0)
Purchases	39.4	2.8	94.7
Divestitures	(54.6)	(294.8)	(63.4)
Extensions and discoveries	142.7	110.5	41.6
Production	(40.0)	(39.9)	(66.5)
Proved Developed Reserves (Energy)	222.7	181.8	402.2
Proved Undeveloped Reserves (Energy)	213.5	164.6	180.8
Proved Developed Reserves [Member]
Reserve Quantities [Line Items]
Revisions			(42)
Purchases	23.8		53.4
Extensions and discoveries	46	26	21
Proved Undeveloped Reserves [Member] [Member]
Reserve Quantities [Line Items]
Revisions			(108)
Purchases			41.3
Extensions and discoveries	97	84	21
Other Property
Reserve Quantities [Line Items]
Revisions	24.1	34	59
San Juan [Member] | Proved Developed Reserves [Member]
Reserve Quantities [Line Items]
Divestitures	(28.7)
San Juan [Member] | Proved Undeveloped Reserves [Member] [Member]
Reserve Quantities [Line Items]
Divestitures	(16.6)
Piceance Basin [Member]
Reserve Quantities [Line Items]
Divestitures			(35)
Piceance Basin [Member] | Proved Developed Reserves [Member]
Reserve Quantities [Line Items]
Divestitures		(222)
Piceance Basin [Member] | Proved Undeveloped Reserves [Member] [Member]
Reserve Quantities [Line Items]
Divestitures		(67)
Powder River Basin
Reserve Quantities [Line Items]
Divestitures			(28)